Offerings	Oct. 10, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.031% Senior Notes due 2027
Maximum Aggregate Offering Price	$ 1,044,082,318.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 159,849
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.265% Senior Notes due 2029
Maximum Aggregate Offering Price	$ 389,488,196.92
Fee Rate	0.01531%
Amount of Registration Fee	$ 59,630.64
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.465% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 156,388,459.21
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,943.07
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	1.737% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 107,337,413.41
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,433.36
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.373% Senior Notes due 2044
Maximum Aggregate Offering Price	$ 79,002,622.91
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,095.3
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.577% Senior Notes due 2052
Maximum Aggregate Offering Price	$ 33,458,874.17
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,122.55
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.625% Senior Notes due 2054
Maximum Aggregate Offering Price	$ 82,267,469.23
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,595.15
Offering Note	The U.S. dollar equivalent of the Amount Registered has been calculated using a yen/U.S. dollar exchange rate of ¥148.6900 = U.S. $1.00, as announced by the U.S. Federal Reserve Board as of October 4, 2024.